Information Pertaining to Stock Options Granted, Vested, and Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$ 11.54	$ 15.26	$ 14.45
Grant-Date Fair Value of Stock Options Vested	$ 32.1	$ 27.9	$ 26.7
Stock Options Exercised
Intrinsic Value as of Exercise Date	12.8	1.5	5.0
Cash Received	32.3	5.4	16.9
Tax Deduction Benefits Realized	$ 4.6	$ 0.5	$ 1.7